Income Taxes (Details) $ in Thousands	11 Months Ended
Dec. 31, 2024 USD ($)
Income Taxes (Details) [Line Items]
Provision for income taxes
Change in valuation allowance due to continuing loss from operations	21,300
Net operating loss carryforwards	$ 10,800
Operating loss carryforwards as a percentage of taxable income	80.00%
Tax credit carryforwards	$ 3,080
Domestic Tax Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Tax credit carryforwards	3,800
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Tax credit carryforwards	$ 400